Long-term debt, current and non current, textuals 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Line Of Credit Facility [Line Items]
Proceeds from long term bank debt	$ 0	$ 6,000	$ 92,700
Current portion of bank debt	6,000	0
Long-term portion of bank debt	92,700	98,700
[RbsCreditFacilityMember]
Line Of Credit Facility [Line Items]
Line of credit facility, initiation date	Dec. 16, 2011
Line of credit facility, maximum borrowing capacity	100,000
Line of credit facility	98,700
Commitment fee percentage			0.99%
Line of credit facility remaining borrowing capacity	0
Debt instrument, maturity date, description	5 years
Line of credit facility age limit of vessels	20 years
Debt instrument maturity date	Jan. 17, 2017
Line of credit facility, interest rate description	Libor
Loan margin percentage	3.10%		2.75%
Line of credit facility, priority	first priority mortgages over certain vessels of fleet
Borrower minimum liquidity percentage	10.00%
Restricted cash description	security interest on the minimum cash held by the borrower in favour of the lenders		minimum cash of 10% of the drawings under the revolving credit facility, but not less than $5,000
Line of credit facility dividend restrictions	The Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.
Covenant breach, prepayment waived by lenders	4,236
Covenant breach, description	As of December 31, 2014, the Company was in compliance with all covenants relating to the loan facility, except for the minimum required security cover (hull cover ratio), the breach of which indicated that, to rectify the shortfall, the Company would have to repay to the Royal Bank of Scotland plc an amount of $4,236, or provide additional security. However, the lenders waived their right to request prepayment or provision of additional security and agreed to reassess the compliance with the covenant not earlier than March 31, 2015.
[RbsCreditFacilityMember] | [MinimumMember]
Line Of Credit Facility [Line Items]
Borrower minimum liquidity	$ 5,000